Earnings Per Share - Computation of Basic EPS and Diluted EPS (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic:
Net income (loss) attributable to CNH Industrial	$ (493)	$ 1,422	$ 1,068
Weighted average common shares outstanding—basic (in shares)	1,351	1,352	1,357
Basic earnings (loss) per share (in usd per share)	$ (0.36)	$ 1.05	$ 0.79
Diluted:
Net income (loss) attributable to CNH Industrial	$ (493)	$ 1,422	$ 1,068
Weighted average common shares outstanding—basic (in shares)	1,351	1,352	1,357
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	0	2	4
Weighted average common shares outstanding—diluted (in shares)	1,351	1,354	1,361
Diluted earnings (loss) per share (in usd per share)	$ (0.36)	$ 1.05	$ 0.78